Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The impact of the immaterial error on our prior period Consolidated Statements of Cash Flows is presented in the following table:

	2013			2012
Dollars in thousands	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Cash flows from changes in operating assets and liabilities:
Accounts payable	$(2,252)	$3,743	$1,491	$58,248	$1,856	$60,104
Net cash flows from operating activities	$324,091	$3,743	$327,834	$463,906	$1,856	$465,762
Investing Activities:
Purchases of property and equipment	$(157,669)	$(3,743)	$(161,412)	$(208,054)	$(1,856)	$(209,910)
Net cash flows from investing activities	$(393,448)	$(3,743)	$(397,191)	$(346,650)	$(1,856)	$(348,506)
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment included in ending accounts payable	$12,254	$(5,598)	$6,656	$27,562	$(1,856)	$25,706